OTHER LIABILITIES (Details) $ in Thousands	Dec. 31, 2022 CAD ($)
OTHER LIABILITIES [Abstract]
Current other liabilities	$ 1,806
Long-term other liabilities	691
Total other liabilities	$ 2,497